Prepaid Expenses and Other Assets - Schedule of Prepaid Expenses and Other Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Schedule of Prepaids and Other Assets [Abstract]
Inventory, net	$ 51,010	$ 63,004
Rental merchandise, net	12,588	15,084
Equity method investments	92,427	85,487
Prepaid expenses	16,561	32,413
Unbilled receivables	2,921	3,387
Other receivables, net	31,998	27,591
Other assets	11,896	15,950
Prepaid expenses and other assets	$ 219,401	$ 242,916